Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Detailed Information about Revenue

	2019	2018	2017
Sales of goods and services	686,644	435,558	243,230
Government incentives (1)	13,266	14,469	18,552
Turnover tax	(21,315)	(14,207)	(8,969)

	678,595	435,820	252,813

(1)	See Note 35.

Summary of Breakdown of Revenues by Type of Good or Service

	2019
	Upstream	Downstream	Gas and Power	Corporation and others	Total
Diesel	—	222,472	—	—	222,472
Gasolines	—	141,511	—	—	141,511
Natural Gas (1)	—	1,521	112,501	—	114,022
Crude Oil	—	14,703	—	—	14,703
Jet fuel	—	44,075	—	—	44,075
Lubricants and by-products	—	14,525	—	—	14,525
Liquefied Petroleum Gas	—	14,643	—	—	14,643
Fuel oil	—	7,040	—	—	7,040
Petrochemicals	—	21,742	—	—	21,742
Fertilizers	—	7,877	—	—	7,877
Flours, oils and grains	—	19,612	—	—	19,612
Asphalts	—	4,429	—	—	4,429
Goods for resale at gas stations	—	4,819	—	—	4,819
Income from services	—	—	—	3,555	3,555
Income from construction contracts	—	—	—	13,695	13,695
Virgin naphtha	—	5,625	—	—	5,625
Petroleum coke	—	6,013	—	—	6,013
LNG Regasification	—	—	2,731	—	2,731
Other goods and services	2,087	7,184	10,621	3,663	23,555

	2,087	537,791	125,853	20,913	686,644

	2018
	Upstream	Downstream	Gas and Power	Corporation and others	Total
Diesel	—	132,073	—	—	132,073
Gasolines	—	97,093	—	—	97,093
Natural Gas (1)	—	1,000	79,433	—	80,433
Crude Oil	—	3,477	—	—	3,477
Jet fuel	—	25,999	—	—	25,999
Lubricants and by-products	—	8,928	—	—	8,928
Liquefied Petroleum Gas	—	12,542	—	—	12,542
Fuel oil	—	3,354	—	—	3,354
Petrochemicals	—	16,239	—	—	16,239
Fertilizers	—	4,231	—	—	4,231
Flours, oils and grains	—	7,917	—	—	7,917
Asphalts	—	4,129	—	—	4,129
Goods for resale at gas stations	—	3,381	—	—	3,381
Income from services	—	—	—	1,344	1,344
Income from construction contracts	—	—	—	5,551	5,551
Virgin naphtha	—	3,999	—	—	3,999
Petroleum coke	—	6,139	—	—	6,139
LNG Regasification	—	—	3,359	—	3,359
Other goods and services	3,181	6,068	4,091	2,030	15,370

	3,181	336,569	86,883	8,925	435,558

	2017
	Upstream	Downstream	Gas and Power	Corporation and others	Total
Diesel	—	76,082	—	—	76,082
Gasolines	—	59,230	—	—	59,230
Natural Gas (1)	—	655	39,415	—	40,070
Crude Oil	—	1,190	—	—	1,190
Jet fuel	—	11,233	—	—	11,233
Lubricants and by-products	—	5,956	—	—	5,956
Liquefied Petroleum Gas	—	6,287	—	—	6,287
Fuel oil	—	5,717	—	—	5,717
Petrochemicals	—	8,437	—	—	8,437
Fertilizers	—	2,011	—	—	2,011
Flours, oils and grains	—	6,542	—	—	6,542
Asphalts	—	3,014	—	—	3,014
Goods for resale at gas stations	—	2,362	—	—	2,362
Income from services	—	—	—	1,007	1,007
Income from construction contracts	—	—	—	879	879
Virgin naphtha	—	1,148	—	—	1,148
Petroleum coke	—	1,697	—	—	1,697
LNG Regasification	—	—	2,731	—	2,731
Other goods and service s	774	3,674	2,262	927	7,637

	774	195,235	44,408	2,813	243,230

(1)	Includes 71,491, 55,882 and 28,341 corresponding to sales of natural gas produced by the Company for the years ended December 31, 2019, 2018 and 2017, respectively.

Summary of Breakdown of Revenues by Sales Channels

	2019
	Upstream	Downstream	Gas and Power	Corporation and others	Total
Gas Stations	—	257,648	—	—	257,648
Power Plants	—	709	15,705	—	16,414
Distribution Companies	—	—	19,506	—	19,506
Retail distribution of natural gas	—	—	49,699	—	49,699
Industries, transport and aviation	—	116,742	27,591	—	144,333
Agriculture	—	64,344	—	—	64,344
Petrochemical industry	—	24,475	—	—	24,475
Trading	—	39,341	—	—	39,341
Oil Companies	—	20,066	—	—	20,066
Commercialization of liquefied petroleum gas	—	6,087	—	—	6,087
Other sales channels	2,087	8,379	13,352	20,913	44,731

	2,087	537,791	125,853	20,913	686,644

	2018
	Upstream	Downstream	Gas and Power	Corporation and others	Total
Gas Stations	—	168,665	—	—	168,665
Power Plants	—	260	20,083	—	20,343
Distribution Companies	—	—	14,180	—	14,180
Retail distribution of natural gas	—	—	25,420	—	25,420
Industries, transport and aviation	—	71,746	19,750	—	91,496
Agriculture	—	35,868	—	—	35,868
Petrochemical industry	—	19,590	—	—	19,590
Trading	—	18,342	—	—	18,342
Oil Companies	—	12,760	—	—	12,760
Commercialization of liquefied petroleum gas	—	4,961	—	—	4,961
Other sales channels	3,181	4,377	7,450	8,925	23,933

	3,181	336,569	86,883	8,925	435,558

	2017
	Upstream	Downstream	Gas and Power	Corporation and others	Total
Gas Stations	—	104,077	—	—	104,077
Power Plants	—	4,067	13,072	—	17,139
Distribution Companies	—	—	3,313	—	3,313
Retail distribution of natural gas	—	—	11,071	—	11,071
Industries, transport and aviation	—	36,810	11,558	—	48,368
Agriculture	—	22,030	—	—	22,030
Petrochemical industry	—	10,334	—	—	10,334
Trading	—	7,703	—	—	7,703
Oil Companies	—	4,207	—	—	4,207
Commercialization of liquefied petroleum gas	—	2,979	—	—	2,979
Other sales channels	774	3,028	5,394	2,813	12,009

	774	195,235	44,408	2,813	243,230

Summary of Credits, Contract Assets and Contract Liabilities
The following table reflects information regarding credits, contract assets and contract liabilities:

	2019		2018		2017
	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
Credits for contracts included in Trade Receivables	6,785	100,706	7,804	59,419	2,210	27,363
Contract assets	—	203	—	420	—	142
Contract liabilities	294	7,404	1,828	4,996	1,470	1,460